Intangible assets (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets

Cost	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software	Total
At December 31, 2020	$1,181	$24,438	$4,568	$5,571	$—	$35,758
Additions	—	—	—	—	441	441
Effect of movements in exchange rates	(5)	(104)	(19)	(24)	5	(147)

At December 31, 2021	$1,176	$24,334	$4,549	$5,547	$446	$36,052

Additions					296	296
Effect of movements in exchange rates	80	1,662	311	379	39	2,471

At December 31, 2022	$1,256	$25,996	$4,860	$5,926	$781	$38,819

Accumulated amortization	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software	Total
At December 31, 2020	$7	$17,332	$4,076	$747	$—	$22,162
Amortization	166	1,841	49	683		2,739
Effect of movements in exchange rates	2	(50)	(18)	5	—	(61)

At December 31, 2021	$175	$19,123	$4,107	$1,435	$—	$24,840
Amortization	172	589	50	709	74	1,594
Effect of movements in exchange rates	19	1,330	284	126	2	1,761

At December 31, 2022	$366	$21,042	$4,441	$2,270	$76	$28,195

Carrying amounts	Licenses	Patents and drug approvals	Brand names and trademarks	Customer list	Software	Total
At December 31, 2021	$1,001	$5,211	$442	$4,112	$446	$11,212
At December 31, 2022	$890	$4,954	$419	$3,656	$705	$10,624